SHARE CAPITAL	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 9 - SHARE CAPITAL

a)	Authorized Capital

Unlimited number of common shares without par value.

b)	Issued and Outstanding Common Shares

i)	Effective June 8, 2016, the common shares of the Company were consolidated at the ratio of one new common share for every 50 old common shares. The Company issued 12,306 shares to round up fractional entitlements resulting from the consolidation. The number of common shares and basic profit or loss per share calculations disclosed in these financial statements have been adjusted to reflect the retroactive application of this share consolidation.

ii)	At December 31, 2016, a share subscription in the amount of $25,998 (US$20,000) received on November 11, 2015 was reclassified to accounts payable, as the Company had agreed to return the investment to the investor. On January 27, 2017 the Company repaid $17,469 (US$13,000) to the investor.

iii)	On July 15, 2016, the Company entered into a debt settlement agreement with a director and officer of the Company. The Company issued 25,000,000 shares of common stock restricted under SEC Rule 144to settle certain debts in the amount of $25,000.

On August 15, 2016, the Company entered into an assignment of debt and debt settlement agreement with unrelated third party creditors. The Company consented to the assignment of certain debts owed to an unrelated third party in the amount of $91,475 to further unrelated third parties. Concurrently the Company issued 8,000,000 shares of common stock in settlement of the assigned debts to the further unrelated third parties.

iv)

Shares issued in connection with Services to be rendered

On July 15, 2016, the Company issued 250,000 shares to a director of the Company for services to be rendered. The shares were valued at the value of the services to be rendered as agreed between the parties.

v)	On June 12, 2017, the Company entered into an assignment of creditors and debt settlement agreement with unrelated parties. The Company settled convertible promissory notes totaling $32,924 (including US$15,150) by the issuance of 2,000,000 shares of common stock and realized a gain of $516 on the transaction.

vi)	On July 10, 2017 the Company entered into a consulting agreement with an unrelated party for the provision of business strategy and compliance services. The Company issued 250,000 shares of Common Stock with a fair value of $21,895, being the amount agreed between the parties.

c)	Share Purchase Warrants

As at September 30, 2017 and December 31, 2016, the Company had no share purchase warrants outstanding